Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry forward losses	[1]	₨ 898		₨ 1,254
Trade payables, accrued expenses and other liabilities		7,106		5,793
Allowances for lifetime expected credit loss		1,428		1,618
Cash flow hedges		65		0
Others		144		94
Deferred tax assets, Gross		9,641		8,759
Property, plant and equipment		(536)		(912)
Amortizable goodwill		(5,449)		(4,909)
Intangible assets		(7,931)		(8,601)
Interest income and fair value movement of investments		(2,912)		(1,347)
Contract liabilities		(209)		(625)
Special Economic Zone re-investment reserve		(3,485)		(7,820)
Undistributed earnings of subsidiaries		(3,001)		0
Cash flow hedges		0		(195)
Deferred tax liability, Gross		(23,523)		(24,409)
Deferred tax liabilities, net		(13,882)		(15,650)
Deferred tax assets		2,561		1,817
Deferred tax liabilities		₨ (16,443)	$ (192)	₨ (17,467)

[1]	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.